EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS [abstract]
Schedule of employee benefits expense
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Wages and salaries	3,672,234	4,362,506	4,848,830
Provision for medical, housing scheme and other employee benefits (a)	916,965	1,114,918	1,220,708
Contributions to the defined contribution scheme (b)	620,898	741,923	772,682
	5,210,097	6,219,347	6,842,220